Note 9 - Summary of Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Year Ended December 31, 2015				Year Ended December 31, 2014
			Weighted				Weighted
		Weighted	Average	Aggregate		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	2,291,783	$1.02	9.32	$-	363,413	$1.24	8.80
Options granted	6,031,004	$0.73			1,901,476	$0.60
Options assumed from PLC	-	$-			68,238	$10.24
Options exercised	-	$-			(160)	$0.12
Options canceled	(145,496)	$0.69			(41,184)	$1.83
Options outstanding, end of period	8,177,291	$0.81	9.37	$1,194,180	2,291,783	$1.02	9.32	$-

Vested and exercisable and expected to vest, end of period	7,418,006	$0.82	9.33	$1,094,069	2,099,687	$1.06	9.29	$-

Vested and exercisable, end of period	974,849	$1.58	7.20	$143,458	519,901	$2.45	7.89	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			December 31, 2015	Price	Term (Years)	December 31, 2015	Price

	$0.33		100,000	$0.33	9.37	-	$-
$0.46	-	$0.47	635,000	$0.47	9.11	-	$-
	$0.60		1,768,980	$0.60	8.55	585,542	$0.60
	$0.75		4,949,004	$0.75	9.97	-	$-
$0.89	-	$0.99	335,000	$0.96	9.60	-	$-
	$1.24		312,373	$1.24	6.79	312,373	$1.24
$7.00	-	$9.00	57,603	$8.64	1.61	57,603	$8.64
$12.00	-	$18.63	19,081	$15.29	1.75	19,081	$15.29
	$37.00		250	$37.00	1.73	250	$37.00
			8,177,291	$0.81	9.37	974,849	$1.58

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2015	2014

Expected term (in years)	5%	5%
Average volatility	63%	61%
Risk-free interest rate	1.70%	1.80%
Dividend yield	0%	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year Ended December 31,
	2015	2014

Research and development	$18	$5
Selling, general and administrative	202	179
Total	$220	$184